                              INVESTORS CASH TRUST
                         ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 1997

DEAR SHAREHOLDERS:
We are pleased to provide you with the Investors Cash Trust annual report for the year ended March 31, 1997.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the past year, each of the fund's Portfolios, Government Securities and Treasury, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The economic recovery is continuing, and based on recent statistics its momentum appears to be strengthening. Labor markets have firmed, consumer confidence is high and quarterly measures of the Gross Domestic Product are above trend for a non-inflationary expansion. In fact, the Federal Reserve System tightened monetary conditions in March for the first time since February 1995. Looking forward, we anticipate uninterrupted, moderate economic growth, coupled with subdued but rising inflationary pressures. In this context, we expect upward interest rate trends.

Money market funds, such as Investors Cash Trust, should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager
April 3,1997

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the year ended March 31, 1997, the fund's two Portfolios had the following net yields:

The Government Securities Portfolio had a net yield of 5.17%.

The Treasury Portfolio had a net yield of 5.03%.

                                     (1)

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net yield for the year ended March 31, 1997, is the sum of the daily dividend rates for the period. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.




                                      (2)


    Investors Cash Trust
    ----------------------------------------------------------------------------
    Portfolio of Investments
    March 31, 1997
    (Value in thousands)
    ============================================================================
    Government Securities Portfolio
                                                                       Value
    U.S. Treasury Securities
    ----------------------------------------------------------------------------
    U.S. Treasury Bills
      5.31%, 4/17/97                                                   $17,958
    ----------------------------------------------------------------------------
    U.S. Treasury Notes
      5.74%, 4/30/97                                                       500
    ----------------------------------------------------------------------------
    TOTAL U.S. TREASURY SECURITIES - 10.9%
    (average maturity: 16 days)                                         18,458
    ----------------------------------------------------------------------------

    Short-Term Notes
    ----------------------------------------------------------------------------
(a) Federal Farm Credit Banks
      5.25%, 4/17/97                                                     4,997
    ----------------------------------------------------------------------------
    Federal Home Loan Bank
(a)   5.35% - 5.51%, 4/24/97 - 5/2/97                                    4,100
      6.02% - 6.05%, 6/2/97 - 9/18/97                                    1,600
    ----------------------------------------------------------------------------
(a) Federal Home Loan Mortgage Corporation
      5.90%, 4/1/97                                                      1,604
    ----------------------------------------------------------------------------
    Federal National Mortgage Association
(a)   5.28% - 5.55%, 4/1/97 - 4/3/97                                    11,544
      5.76%, 7/25/97                                                     6,559
    ----------------------------------------------------------------------------
    Total Short-Term Notes - 18.0%
    (average maturity: 39 days)                                         30,404
    ----------------------------------------------------------------------------

(b) Repurchase Agreements
    (Dated 2/97 - 3/97, collateralized by Federal Home Loan Mortgage
    Corporation, Federal National Mortgage Association and
    U.S. Treasury securities)
    ----------------------------------------------------------------------------
    Bear, Stearns & Co. Inc.
      5.40% - 5.42%, 4/2/97 - 4/9/97                                     7,000
    ----------------------------------------------------------------------------
    CS First Boston Inc.
      5.34%, 4/2/97                                                      7,700
    ----------------------------------------------------------------------------
    Chase Chemical Securities, Inc.
      5.30% - 5.53%, 4/9/97 - 4/25/97                                    7,500
    ----------------------------------------------------------------------------
    Donaldson, Lufkin & Jenrette Securities Corporation
      5.40% - 5.55%, 4/23/97 - 4/28/97                                   7,500
    ----------------------------------------------------------------------------




                                     (3)


Investors Cash Trust
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)
================================================================================
GOVERNMENT SECURITIES PORTFOLIO

                                                                       VALUE

Dresdner Security (USA) Inc.
   5.45%, 4/2/97                                                     $  7,700
-----------------------------------------------------------------------------
Goldman, Sachs & Co.
   5.47%, 4/25/97                                                       7,700
-----------------------------------------------------------------------------
Lehman Government Securities Inc.
   5.36% - 5.51%, 4/23/97 - 5/21/97                                     7,500
-----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
   5.28% - 6.50%, 4/1/97 - 4/16/97                                     15,500
-----------------------------------------------------------------------------
J. P. Morgan Securities Inc.
   5.21% - 6.10%, 4/1/97 - 4/2/97                                      15,500
-----------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated
   5.31% - 5.67%, 4/2/97 - 4/23/97                                     15,600
-----------------------------------------------------------------------------
Nomura Securities International, Inc.
   5.41%, 4/16/97                                                       8,800
-----------------------------------------------------------------------------
UBS Securities, Inc.
   5.27%, 4/14/97                                                       7,500
-----------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS - 68.4%
(average maturity: 11 days)                                           115,500
-----------------------------------------------------------------------------

Total Investments - 97.3%
(average maturity: 16 days)                                           164,362
-----------------------------------------------------------------------------

Cash and Other Assets, less Liabilities - 2.7%                          4,571
-----------------------------------------------------------------------------
Net Assets - 100%                                                    $168,933
=============================================================================


See accompanying Notes to Portfolios of Investments.



                                     (4)


    Investors Cash Trust
    --------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS
    March 31, 1997
    (Value in thousands)
    ==========================================================================
    TREASURY PORTFOLIO
                                                                       Value
    U.S. TREASURY SECURITIES
    --------------------------------------------------------------------------
    U.S. Treasury Bills
      5.29%, 4/17/97                                                  $15,963
    --------------------------------------------------------------------------
    U.S. Treasury Notes
      5.75%, 4/30/97                                                      500
    --------------------------------------------------------------------------
    TOTAL U.S. TREASURY SECURITIES - 26.0%
    (average maturity: 16 days)                                        16,463
    --------------------------------------------------------------------------
(b) Repurchase Agreements
    (Dated 2/97 - 3/97, collateralized by U.S. Treasury securities)
    --------------------------------------------------------------------------
    Bear, Stearns & Co. Inc.
      5.40%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    CS First Boston Inc.
      5.15% - 6.30%, 4/1/97 - 4/16/97                                   6,300
    --------------------------------------------------------------------------
    Chase Chemical Securities, Inc.
      5.20%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    Donaldson, Lufkin & Jenrette Securities Corporation
      5.20%, 4/9/97                                                     3,000
    --------------------------------------------------------------------------
    Dresdner Security (USA) Inc.
      5.23% - 6.32%, 4/1/97 - 4/16/97                                   6,300
    --------------------------------------------------------------------------
    Goldman, Sachs & Co.
      5.20%, 4/16/97                                                    3,000
    --------------------------------------------------------------------------
    Lehman Government Securities Inc.
      5.33% - 5.43%, 4/23/97 - 5/21/97                                  3,200
    --------------------------------------------------------------------------
    Merrill Lynch Government Securities, Inc.
    (held at The Chase Manhattan Bank)
      5.20% - 5.40%, 4/16/97 - 4/24/97                                  3,200
    --------------------------------------------------------------------------
    J. P. Morgan Securities Inc.
      5.22%, 4/16/97                                                    3,200
    --------------------------------------------------------------------------
    Morgan Stanley & Co. Incorporated
      5.20% - 5.23%, 4/2/97 - 4/9/97                                    6,400
    --------------------------------------------------------------------------
    Nomura Securities International, Inc.
      5.25%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    UBS Securities, Inc.
      5.20%, 4/9/97                                                     3,300
    --------------------------------------------------------------------------
    Total Repurchase Agreements - 74.0%
    (average maturity: 10 days)                                        46,900
    --------------------------------------------------------------------------
    Total Investments - 100.0%
    (average maturity: 11 days)                                        63,363
    --------------------------------------------------------------------------
    Liabilities, less Cash and Other Assets                               (16)
    --------------------------------------------------------------------------
    Net Assets - 100%                                                 $63,347
    ==========================================================================


    See accompanying Notes to Portfolios of Investments.



                                     (5)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.


















                                     (6)

Investors Cash Trust

Report of Independent Auditors





The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Government Securities and the Treasury Portfolios, comprising Investors Cash Trust, as of March 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspon- dence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Investors Cash Trust at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993, in conformity with generally accepted accounting principles.





                                                              ERNST & YOUNG  LLP


                                      Chicago, Illinois
                                      May  16, 1997



                                      (7)

Investors Cash Trust
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(in thousands)
================================================================================

                                  GOVERNMENT
                                  SECURITIES          TREASURY
ASSETS                            PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities           $ 48,862            16,463
--------------------------------------------------------------------------------
  Repurchase agreements            115,500            46,900
--------------------------------------------------------------------------------
Cash                                 5,212                98
--------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                       4                 -
--------------------------------------------------------------------------------
  Interest                             581               174
--------------------------------------------------------------------------------
    Total assets                   170,159            63,635
--------------------------------------------------------------------------------


LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------
Payable for:
  Dividends                            663               260
--------------------------------------------------------------------------------
  Fund shares redeemed                 515                 -
--------------------------------------------------------------------------------
  Management fee                         7                 -
--------------------------------------------------------------------------------
  Administrative services fee           14                 5
--------------------------------------------------------------------------------
  Trustees' fees and other              27                23
--------------------------------------------------------------------------------
     Total liabilities               1,226               288
--------------------------------------------------------------------------------

Net assets applicable to shares
outstanding                       $168,933            63,347
================================================================================

THE PRICING OF SHARES
--------------------------------------------------------------------------------
Shares outstanding                 168,933            63,347
--------------------------------------------------------------------------------

Net asset value and
redemption price per share        $   1.00              1.00
================================================================================



See accompanying Notes to Financial Statements.








                                     (8)

Investors Cash Trust
-------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year ended March 31, 1997
(in thousands)
===================================================================


-------------------------------------------------------------------
                                    GOVERNMENT
                                    SECURITIES        TREASURY
                                     PORTFOLIO       PORTFOLIO
                                    -----------      -----------
Interest income                         $11,558           4,298
----------------------------------------------------------------
Expenses:
  Management fee                            320             122
----------------------------------------------------------------
  Administrative services fee               213              81
----------------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                  36              12
----------------------------------------------------------------
  Registration costs                         67              59
----------------------------------------------------------------
  Professional fees                          25              12
----------------------------------------------------------------
  Reports to shareholders                     4               2
----------------------------------------------------------------
  Trustees' fees and other                   18              13
----------------------------------------------------------------
     Total expenses before
     expense waiver                         683             301
----------------------------------------------------------------
  Less expenses waived by
  the investment manager                   (150)            (98)
----------------------------------------------------------------
     Total expenses absorbed
     by the Portfolio                       533             203
----------------------------------------------------------------
Net investment income                   $11,025           4,095
================================================================



See accompanying Notes to Financial Statements.


                                      (9)

Investors Cash Trust
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Years ended March 31, 1997 and 1996
(in thousands)
================================================================================


                                                                GOVERNMENT SECURITIES          TREASURY
                                                                    PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                     1997       1996       1997       1996
-----------------------------------------------------------------------------------------------------------
Operations:
     Net investment income                                     $  11,025      11,804      4,095      4,409
-----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                                (11,025)    (11,804)    (4,095)    (4,409)
-----------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number
of shares are the same):
     Shares sold                                                 581,656     400,548    129,964    206,789
-----------------------------------------------------------------------------------------------------------
     Shares issued in reinvestment of dividends                   10,426      11,349      4,148      4,279
-----------------------------------------------------------------------------------------------------------
                                                                 592,082     411,897    134,112    211,068

     Shares redeemed                                            (654,093)   (356,977)  (172,341)  (174,881)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
and total increase (decrease) in net assets                      (62,011)     54,920    (38,229)    36,187
-----------------------------------------------------------------------------------------------------------
Net assets:
Beginning of year                                                230,944     176,024    101,576     65,389
-----------------------------------------------------------------------------------------------------------

End of year                                                     $168,933     230,944     63,347    101,576
===========================================================================================================





See accompanying Notes to Financial Statements.

                                     (10)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================


1.  DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios) - the Government Securities Portfolio and the Treasury Portfolio.


2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


EXPENSES

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.


FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.


FEDERAL INCOME TAXES

Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.


3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .15% of average daily net assets. During the year ended March 31, 1997, the Fund paid management fees of $194,000 after an expense waiver by ZKI.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an administrative services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary administrator, the Fund pays ZKDI an annual fee of .10% of average daily net assets. For the year ended March 31, 1997, the Fund incurred administrative services fees of $294,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. ZKDI pays these firms at an annual rate ranging between
 .05% and .10% of average daily net assets. During the year ended March 31, 1997, ZKDI paid fees of $147,000 to various firms pursuant to service agreements.


                                      (11)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================


SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $13,000 for the year ended March 31, 1997.


OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $19,000 to independent trustees.

EXPENSE WAIVER

ZKI has agreed to temporarily waive its management fee and absorb operating expenses of each Portfolio to the extent that they exceed .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, ZKI waived $248,000 of expenses during the year ended March 31, 1997.






                                      (12)


Investors Cash Trust
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


===================================================================================================================================


GOVERNMENT SECURITIES PORTFOLIO
                                                                                             Year ended March 31,
                                                                          1997          1996       1995       1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $   1.00         1.00       1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                .05          .06        .05        .03       .03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                           $   1.00         1.00       1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.30%        5.74       4.74       3.00      3.12
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                                    .25%         .25        .25        .25       .38
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      5.17%        5.57       4.72       2.96      3.13
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                                    .32%         .32        .33        .43       .56
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      5.10%        5.50       4.64       2.78      2.95
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                               $168,933      230,944    176,024    129,611   129,025
===================================================================================================================================


TREASURY PORTFOLIO


                                                                                        Year ended March 31,
                                                                          1997         1996         1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $    1.00      1.00         1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                 .05       .05          .05        .03       .03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                           $    1.00      1.00         1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                5.15%     5.66         4.69       2.96      3.09
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                                     .25%      .25          .25        .23       .37
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       5.03%     5.48         4.76       2.92      2.97
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                                     .37%      .37          .39        .61       .78
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       4.91%     5.36         4.62       2.54      2.56
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                               $  63,347   101,576       65,389     28,683    20,275
===================================================================================================================================



NOTE: ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses of the Portfolios.






                                      (13)

                               Investment Manager
                        Zurich Kemper Investments, Inc.

                             Principal Underwriter
                        Zurich Kemper Distributors, Inc.
                             222 S. Riverside Plaza
                               Chicago, IL  60606










This report is not to be distributed unless preceded or accompanied by a prospectus.
                                                               1031430  4/97